Offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 54,213,257	₩ 60,536,347
Gross amounts of recognized financial liabilities set off in the statement of financial position	27,771,909	31,904,192
Net amounts of financial liabilities presented in the statement of financial position	26,441,348	28,632,155
Related amounts not set off in the statement of financial position (Financial instruments)	17,053,371	18,653,100
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	9,387,977	9,979,055
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	18,453,087	17,821,201
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,268,779	1,535,615
Net amounts of financial liabilities presented in the statement of financial position	17,184,308	16,285,586
Related amounts not set off in the statement of financial position (Financial instruments)	7,850,210	6,378,052
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	9,334,098	9,907,534
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	7,170,744	9,057,138
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	7,170,744	9,057,138
Related amounts not set off in the statement of financial position (Financial instruments)	7,170,744	9,057,138
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	936,705	1,450,877
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	936,705	1,450,877
Related amounts not set off in the statement of financial position (Financial instruments)	936,705	1,450,877
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	27,647,185	32,202,236
Gross amounts of recognized financial liabilities set off in the statement of financial position	26,502,611	30,367,425
Net amounts of financial liabilities presented in the statement of financial position	1,144,574	1,834,811
Related amounts not set off in the statement of financial position (Financial instruments)	1,090,808	1,763,331
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	53,766	71,480
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	552	1,519
Gross amounts of recognized financial liabilities set off in the statement of financial position	519	1,152
Net amounts of financial liabilities presented in the statement of financial position	33	367
Related amounts not set off in the statement of financial position (Financial instruments)	33	326
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	41
Insurance payables
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	4,984	3,376
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	4,984	3,376
Related amounts not set off in the statement of financial position (Financial instruments)	4,871	3,376
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 113	₩ 0